Segmental reporting - Analysis of results by business (Parenthetical) (Details) £ in Millions		6 Months Ended		12 Months Ended
	Jul. 01, 2017 GBP (£)	Dec. 31, 2017 GBP (£) Employees		Dec. 31, 2017 GBP (£) Employees		Dec. 31, 2016 GBP (£) Employees		Dec. 31, 2015 GBP (£) Employees
Disclosure of operating segments [line items]
loss before tax				£ (3,541)		£ (3,230)		£ (1,146)
Assets		£ 1,133,248		£ 1,133,248		£ 1,213,126	[1]	£ 1,120,000	[2]
Number of employees (full time equivalent) | Employees		79,900	[3]	79,900	[3]	119,300	[4]	129,400	[5]
Operating segments [member] | Barclays Non-core [member]
Disclosure of operating segments [line items]
loss before tax				£ 647	[6]	£ 2,786	[6]	£ 2,603
Assets		£ 0	[6]	£ 0	[6]	£ 279,700	[1],[6]	£ 325,800	[2]
Number of employees (full time equivalent) | Employees		0	[3],[6]	0	[3],[6]	5,500	[4],[6]	9,900	[5]
Operating segments [member] | Barclays Non-core [member] | Italian mortgages portfolio [Member]
Disclosure of operating segments [line items]
Assets transferred, at time of transfer	£ 9,000
Head Office [member]
Disclosure of operating segments [line items]
loss before tax				£ 834	[7]	£ (67)	[7]	£ 114
Assets		£ 39,700	[7]	£ 39,700	[7]	£ 75,200	[1],[7]	£ 59,400	[2]
Number of employees (full time equivalent) | Employees		45,600	[3],[7]	45,600	[3],[7]	100	[4],[7]	100	[5]
Head Office [member] | Italian mortgages portfolio [Member]
Disclosure of operating segments [line items]
loss before tax		£ 37
Assets		£ 9,000		£ 9,000
Barclay's Africa Banking Group Limited [member]
Disclosure of operating segments [line items]
Number of employees (full time equivalent) | Employees						40,800		41,500

[1]	Africa Banking assets held for sale were reported in Head Office for 2016.
[2]	Africa Banking assets held for sale were reported in Head Office for 2015.
[3]

As a result of the establishment of the Group Service Company in September 2017, employees who are now empl oyed by the Group Service Company and who were previously allocated to, or were within, Barclays UK and Barclays International are now reported in Head Office.

[4]	Number of employ ees included 40,800 employees in re lation to Africa Bankin g for 2016.
[5]	Number of employees included 41,500 employees in relation to Africa Banking for 2015.
[6]	The Non-Core segment was closed on 1 July 2017. Financial results up until 30 June 2017 are reflected in the Non-Core segment for 2017.
[7]

The reintegration of Non-Core assets on 1 July 2017 resulted in the transfer of c. £ 9 bn of assets into Group Head Office relating to a portfolio of Italian mortgages. The portfolio generated a loss before tax of £ 37 m in the second half of the year with a balance sheet of £ 9 bn as at 31 December 2017.